Property, plant and equipment - Owned assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,654,475
Asset impairment charge	124,788	$ 0
Value at end of period	3,501,683	3,654,475
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,085,505
Value at end of period	3,298,360	2,085,505
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	1,355,497
Value at end of period	0	1,355,497
Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	179,333
Value at end of period	169,240	179,333
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	34,140
Value at end of period	34,083	34,140
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	6,605,090	6,383,835
Additions	225,140	532,073
Disposals and other	100,431	310,818
Transfers	0
Value at end of period	6,729,799	6,605,090
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,880,207	5,000,999
Additions	97,439	174,058
Disposals and other	91,338	294,850
Transfers	1,471,112
Value at end of period	6,357,420	4,880,207
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	1,355,497	1,001,888
Additions	123,881	353,609
Disposals and other	8,266	0
Transfers	(1,471,112)
Value at end of period	0	1,355,497
Cost | Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned assets, capitalized interest	201,000	150,000
Cost | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	240,723	240,867
Additions	2,013	253
Disposals and other	277	397
Transfers	0
Value at end of period	242,459	240,723
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	128,663	140,081
Additions	1,807	4,153
Disposals and other	550	15,571
Transfers	0
Value at end of period	129,920	128,663
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,950,615)	(2,985,030)
Disposals and other	(97,604)	(297,431)
Depreciation	250,317	263,016
Asset impairment charge	124,788
Value at end of period	(3,228,116)	(2,950,615)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,794,702)	(2,827,870)
Disposals and other	(96,828)	(281,951)
Depreciation	236,398	248,783
Asset impairment charge	124,788
Value at end of period	(3,059,060)	(2,794,702)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Asset impairment charge	0
Value at end of period	0	0
Accumulated depreciation | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(61,390)	(49,310)
Disposals and other	0	0
Depreciation	11,829	12,080
Asset impairment charge	0
Value at end of period	(73,219)	(61,390)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(94,523)	(107,850)
Disposals and other	(776)	(15,480)
Depreciation	2,090	2,153
Asset impairment charge	0
Value at end of period	$ (95,837)	$ (94,523)